Capital and financial risk management - Net financial instruments - Derivative financial assets (Details) - Derivative financial instruments - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ 3,634	€ 2,629
Amounts presented in balance sheet	3,634	2,629
Right of set off with derivative counterparties	(1,549)	(1,467)
Cash collateral	(2,011)	(1,070)
Net amount	€ 74	€ 92